Securities and Exchange Commission
Washington, D.C. 20549
Form 24F-2
Annual Notice of Securities Sold
Pursuant To Rule 24f-2
1.Name and Address of Issuer:	THE TRAVELERS FUND ABD II FOR
                              VARIABLE ANNUITIES

2.Name of Each Series or Class of Funds For Which This Notice is Filed:

3.Investment Company Act File Number:	811-07463
Securities Act File Number:	33-65339

4.Last Day of Fiscal Year For Which This Notice is Filed:
		DECEMBER 31, 1996

5.Check Box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6.Date of termination of issuer's declaration under Rule
24f-2(a)(1) if applicable (see Instruction A.6):

7.Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
			0

8.Number and amount of securities registered during the
fiscal year other than pursuant to Rule 24f-2:
			0

9.Number and aggregate sale price of securities sold during the fiscal year:
		206,161 / $209,126

10.Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:
		206,161 / $209,126














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11.Number and aggregate sale price of securities issued
during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

12.Calculation of registration fee:


(I)  	Aggregate sale price of securities
	sold during the fiscal year in
	reliance on rule 24f-2 (from Item 10):  				$            209,126

(ii) 	Aggregate price of shares issued in
	connection with dividend reinvestment
	plans (from Item 11, if applicable): 	  				+                  0

(iii)	Aggregate price of shares redeemed or
	repurchased during the fiscal year
						                                    			-                  0

(iv)	Aggregate price of shares redeemed or
	repurchased and previously applied as
	a reduction to filing fees pursuant to
	Rule 24e-2 (if applicable):	           					+                  0
						                                     		---------------------

(v)	Net aggregate price of securities sold
	and issued during the fiscal year in
	reliance on rule 24f2[line(i), plus
	line (ii), less line (iii), plus line
	(iv)] if (applicable):						                             206,126

(vi)	Multiplier prescribed by Section 6(b)
	of the Securities Act of 1933 or other
	applicable law or regulation
	(see instruction C.6):	                      					X.000344827586
						                                      	---------------------

(vii)	Fee due [line (i) or line (v) multiplied
	by line (vi)]:			                       				$              72.11
								                                    	=====================













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Instruction:	Issuers should complete lines (ii), (iii),
(iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.

13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
Commission's Rules of Informal and Other Procedures
(17 CFR      202.3a). [ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2/27/97

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*				/s/ Kathleen A. McGah
						                      -----------------------------------------
				                      		Counsel and Assistant Secretary
					                      	-----------------------------------------
Date: 	2/27/97
	     ------------------

			*	Please print the name and title of the signing
				officer below the signature.